Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Profit for the period	€ 32.7	€ 34.5
Adjustments for:
Exceptional items	17.1	23.5
Share based payments expense	3.6	3.1
Depreciation and amortization	24.0	23.1
Loss on disposal and impairment of property, plant and equipment	0.3	0.4
Net finance costs	34.1	30.1
Other adjustments for non-cash items	0.5	0.0
Taxation	7.0	7.4
Operating cash flow before changes in working capital, provisions and exceptional items	119.3	122.1
(Increase)/decrease in inventories	(23.4)	14.2
Increase in trade and other receivables	(51.9)	(81.3)
Increase in trade and other payables	32.3	77.1
Increase/(decrease) in employee benefits and other provisions	0.6	(0.2)
Cash generated from operations before tax and exceptional items	76.9	131.9
Payments relating to exceptional items	(14.4)	(24.0)
Tax paid	(11.9)	(8.9)
Net cash generated from operating activities	50.6	99.0
Cash flows from investing activities
Purchase of property, plant and equipment and intangibles	(18.7)	(18.8)
Interest received	1.2	2.0
Net cash used in investing activities	(17.5)	(16.8)
Cash flows from financing activities
Repurchase of ordinary shares	(48.9)	(7.1)
Dividends paid, classified as financing activities	(25.3)	(22.3)
Payment of lease liabilities	(8.2)	(7.2)
Payment of financing fees	0.0	(0.5)
Interest paid	(28.1)	(50.4)
Net cash used in financing activities	(110.5)	(87.5)
Net decrease in cash and cash equivalents	(77.4)	(5.3)
Cash and cash equivalents at beginning of period	329.8
Cash and cash equivalents at beginning of period	403.3	399.7
Effect of exchange rate fluctuations	3.9	(3.7)
Cash and cash equivalents at end of period	€ 329.8	€ 390.7